Notes to the Consolidated Statements of Financial Position - Schedule of Financial Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities [Abstract]
Non-current financial assets	€ 237,373	€ 3,092,290
Thereof marketable securities		2,854,405
Current financial assets	30,435,088	34,462,352
Thereof marketable securities	30,211,169	33,969,390
Financial liabilities at amortized cost
Trade and other payables	5,608,204	11,549,150
Current liabilities to shareholders	€ 5,802,128